30 Salaries and social security taxes payable (Details Narrative) $ in Millions	Dec. 31, 2020 ARS ($) Number	Dec. 31, 2019 ARS ($) Number
Salaries And Social Security Taxes Payable
Current future payment obligations	$ 26.1	$ 38.3
Noncurrent future payment obligations	27.0	53.8
Collective bargaining liabilities	$ 279.1	$ 273.7
Number of employees | Number	4,776	4,777